united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/15

Item 1. Reports to Stockholders.

Chadwick & D’Amato Fund
Ticker Symbol: CDFFX

Semi-Annual Report
October 31, 2015

Investor Information: 1-877-610-1671

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Chadwick & D’Amato Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC Member FINRA

Dear Shareholder:

During the six-month period ended October 31, 2015, the Chadwick & D’Amato Fund (the “Fund”) continued to pursue a disciplined, risk-managed, and historically-informed investment approach focused on the complete market cycle. We are now living in a period dominated by Global Central Banks, what they say, what they do, what they say they will do and don’t, and what they say they will do regardless of any fundamental impact on the economy.

On the basis of valuation measures most closely correlated with actual subsequent 10-12 year S&P 500 total returns in market cycles over more than a century, a ranking of the most overvalued extremes in U.S. history, in order of severity, includes: 2000, 2015, 1929, 2007, 1937, 1907, 1968, and 1972. While the 1969-70 retreat took the S&P 500 down by only one-third of its value, each of the other instances was followed by market losses of 50% or more over the completion of their respective market cycles. Given that 2015 is the second highest valuation extreme on record, such an outcome is not some worst-case scenario, but is instead a rather run-of-the-mill expectation (http://www.hussmanfunds.com/wmc/wmc151207.htm.).

Notably, the 2000 market peak was dominated by large-capitalization stocks and the technology sector. The recent Fed-induced speculative bubble actually brought the valuation of the median stock beyond the 2000 extreme, marking the most offensive point of overvaluation in history for the broad market. A 50% market loss would not even bring the most historically reliable valuation measures materially below their long-term averages. (http://www.hussmanfunds.com/wmc/wmc151207.htm.).

We manage the life savings of the majority of our clients. Many of these clients are withdrawing funds to meet their annual budget and lifestyle requirements. Any significant decline for any significant period of time could irrevocably alter the useful life of our their investment portfolios. This is further complicated by the demands of longevity, various family crises, consumption, healthcare costs, real estate costs, and the general high-cost of living in the modern world. Our clients cannot withstand a 50% portfolio loss, and we feel it would be irresponsible to provide this type of exposure given the current circumstances within the global investment markets.

There are many reasons to remain optimistic once the current global central bank intervention has run its course. We are likely to see a more fractured economy that will provide an opportunity to focus on developing our local economies. There will be the need to rebuild trust in currencies, markets and replacing the “industrial complexes” with local resources and workers that will require more community integration. This process is already underway in parts of the country and world.

Sustainable housing and transportation will likely become mainstream. This could transform our economy in many ways, reducing dependence on fossil fuels, integrating sustainable energy sources with transportation (i.e., electric vehicles charged from a solar plant), and hopefully reducing environment impact and consequences. Resource utilization concepts will also garner our attention as dwindling resources will need to be better managed globally. There will be opportunity to diversify the standard leveraged benchmark portfolio within this space as stronger companies emerge.

The Fund returned -3.74% versus -2.5% for its benchmark, the S&P Target Risk Moderate Index* over the six-months ended October 31, 2015. Fund performance over the past six-months was in-line with expectations based on our current investment allocation and hedging positions. The lack of market liquidity on August 24, 2015 hurt performance, as hedging gains could not be realized early in the trading day as market bourses were malfunctioning. That’s the bad news. The good news is this market cycle will give us many more opportunities to realize hedging gains. The time for our strategy to shine is close at hand.

Our goal in developing investment policy is to balance the risk/return relationship in a manner that maintains a client’s financial security and presents a high probability of improving financial security over the course of the peak-to-trough investment cycle.

The Fund is unlike most mutual funds in that its shareholders consist solely of clients of Chadwick & D’Amato, LLC. The Fund’s holdings are carefully allocated to represent a complete investment program based on market conditions and global economic environments. The Fund was developed to create greater workflow efficiency, gain access to institutional share classes, reduce total expenses and better navigate through turbulent business cycles.

Historically, patient investors have achieved better results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program. These are the hallmarks of the Chadwick & D’Amato investment philosophy.

We thank you for investing with us, welcome your questions and comments and look forward to serving your investment needs in the years ahead.

Sincerely,

Thomas M. Chadwick, CFP®	Anthony J. D’Amato, CFP®
Principal	Principal

*	The Standard & Poor’s Target Risk Index Series is comprised of four multi-asset class indices, each corresponding to a particular risk level. The asset class mix is determined once per year through a process designed to reflect the overall opportunity of the markets represented, adjusted for specific risk levels. Each index is fully investable, with varying levels of exposure to equities and fixed income through a family of exchange traded funds (ETFs).

1493-NLD-12/15/2015

Chadwick & D’Amato Fund

Portfolio Review (Unaudited)

The Fund’s performance figures for the periods ended October 31, 2015, compared to its benchmarks:

	Total Returns as of October 31, 2015
			Annualized Since
	Six Months	One Year	Inception*
Chadwick & D’Amato Fund	(3.74)%	(4.27)%	5.28%
The Global Dow	(5.01)%	(1.35)%	8.47%
S&P Target Risk Moderate Index	(2.50)%	0.32%	6.34%

*	Fund commenced operations on June 25, 2010.

The Global Dow is an equally weighted index which measures the stock performance of 150 of the world’s leading companies. Investors cannot invest directly in an index or benchmark.

The S&P Target Risk Moderate Index is comprised of four multi-asset indices, each corresponding to a particular risk level. The asset class mix is determined once per year through a process designed to reflect the overall opportunity of the markets represented, adjusted for specific risk levels. Each index is composed of investable securities, with varying levels of exposure to equities and fixed income through a family of ETFs. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s total operating expenses as stated in the Fund’s prospectus dated August 28, 2015 are 2.03%. For performance information current to the most recent month-end, please call 1-877-610-1671.

PORTFOLIO COMPOSITION**

Exchange Traded Funds	40.5%	International Equity	14.8%
Large-Cap Growth Funds	37.8%	Options Purchased	1.9%
Small-Cap Growth Funds	2.7%	Short-Term Investments	12.7%
Mutual Funds	44.9%		100.0%
Asset Allocation	30.1%

* *    Based on Portfolio Market Value as of October 31, 2015

Please refer to the Portfolio of Investments for a detailed analysis of the Fund’s holdings.

Chadwick & D’Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2015

Shares		Value
	EXCHANGE-TRADED FUNDS - 29.5%
	LARGE-CAP GROWTH FUNDS - 27.5%
116,000	ProShares UltraPro Dow30	$7,821,880
76,000	ProShares UltraPro QQQ	9,093,400
128,000	ProShares UltraPro S&P 500	8,481,280
		25,396,560
	SMALL-CAP GROWTH FUNDS - 2.0%
23,000	ProShares UltraPro Russell2000 *	1,839,080

	TOTAL EXCHANGE-TRADED FUNDS	27,235,640
	(Cost - $7,983,088)

	MUTUAL FUNDS - 32.7%
	ASSET ALLOCATION FUNDS - 21.9%
1,834,037	Catalyst Hedged Futures Strategy Fund - Class I	20,192,743

	INTERNATIONAL EQUITY FUNDS - 10.8%
376,639	Tweedy Browne Global Value Fund	9,928,206

	TOTAL MUTUAL FUNDS	30,120,949
	(Cost - $29,500,000)

Contracts ^
	OPTIONS PURCHASED * - 1.4%
	CALL OPTIONS PURCHASED - 0.7%
	CBOE SPX Volatility Index
28,000	Expiration December 2015, Exercise Price $50.00	280,000
	S&P 500 Index
4,000	Expiration December 2015, Exercise Price $2,250.00	350,000
	TOTAL CALL OPTIONS PURCHASED	630,000
	(Cost - $1,181,177)

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
October 31, 2015

Contracts ^		Value
	PUT OPTIONS PURCHASED - 0.7%
	S&P 500 Index
1,000	Expiration December 2015, Exercise Price $1,800.00	$625,000
	TOTAL PUT OPTIONS PURCHASED	625,000
	(Cost - $600,799)

	TOTAL OPTIONS PURCHASED	1,255,000
	(Cost - $1,781,976)
Shares
	SHORT-TERM INVESTMENTS - 9.2%
	MONEY MARKET FUND - 9.2%
8,544,258	Fidelity Institutional Money Market Funds -
	Money Market Portfolio, Class I, 0.12%**	$8,544,258
	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $8,544,258)

	TOTAL INVESTMENTS - 72.8%
	(Cost - $47,809,322) (a)	$67,155,847
	OTHER ASSETS LESS LIABILITIES - 27.2%	25,083,278
	NET ASSETS - 100.0%	$92,239,125

*	Non-Income producing security.

**	Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2015.

^	Each contract is equivalent to 100 shares of common stock.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,230,470 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$19,925,377
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$19,925,377

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2015

Assets:
Unaffiliated Investments in Securities at Value (identified cost $43,297,432)	$59,333,967
Affiliated Investments in Securities at Value (identified cost $4,511,890)	7,821,880
Total Investments in Securities at Value (identified cost $47,809,322)	67,155,847
Receivable for Securities Sold	25,202,036
Dividends and Interest Receivable	469
Prepaid Expenses and Other Assets	6,819
Total Assets	92,365,171

Liabilities:
Accrued Advisory Fees	74,663
Accrued Expenses and Other Liabilities	51,383
Total Liabilities	126,046

Net Assets (Unlimited shares of no par value interest authorized/
8,149,782 shares outstanding)	$92,239,125

Net Asset Value, Offering and Redemption Price Per Share
($92,239,125 / 8,149,782 shares of beneficial interest outstanding)	$11.32

Composition of Net Assets:
At October 31, 2015, Net Assets consisted of:
Paid-in-Capital	$79,674,503
Accumulated Net Investment Loss	(1,017,936)
Accumulated Net Realized Loss From Security Transactions	(5,763,967)
Net Unrealized Appreciation/(Depreciation) on:
Investments	19,873,501
Options contracts	(526,976)
Net Assets	$92,239,125

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2015

Investment Income:
Unaffiliated Dividend Income	$90,690
Interest Income	13,149
Total Investment Income	103,839

Expenses:
Investment Advisory fees	458,951
Distribution fees	110,146
Administration fees	45,598
Fund accounting fees	20,604
Transfer agent fees	12,032
Professional Fees	8,023
Audit fees	8,023
Legal fees	7,521
Trustees fees	6,017
Custody fees	6,017
Printing Fees	5,014
Registration fees	5,014
Insurance fees	2,256
Miscellaneous expenses	1,003
Total Expenses	696,219
Net Investment Loss	(592,380)

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) from:
Investments	1,118,521
Options Contracts	(2,822,215)
(1,703,694)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments (including affiliated depreciation of $(327,700))	(1,429,150)
Options Contracts	51,876
(1,377,274)

Net Realized and Unrealized Loss on Investments	(3,080,968)

Net Decrease in Net Assets Resulting From Operations	$(3,673,348)

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	October 31, 2015	April 30, 2015
	(Unaudited)
Operations:
Net Investment Loss	$(592,380)	$(966,095)
Net Realized Loss from Investments and Options Transactions	(1,703,694)	(3,160,055)
Distributions of Realized Gains from Underlying Investment Companies	—	148,931
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,377,274)	5,263,993
Net Increase (Decrease) in Net Assets Resulting From Operations	(3,673,348)	1,286,774

Distributions to Shareholders From:
Net Realized Gains ($0.00 and $0.09 per share, respectively)	—	(750,321)
Total Distributions to Shareholders	—	(750,321)

Beneficial Interest Transactions:
Proceeds from Shares Issued	3,531,146	6,208,315
Distributions Reinvested	—	750,314
Cost of Shares Redeemed	(8,835,982)	(6,850,674)
Total Beneficial Interest Transactions	(5,304,836)	107,955

Increase (Decrease) in Net Assets	(8,978,184)	644,408

Net Assets:
Beginning of Period	101,217,309	100,572,901
End of Period (Includes accumulated net investment loss of $(1,017,936) and $(425,556), respectively)	$92,239,125	$101,217,309

Share Activity:
Shares Issued	301,782	522,390
Shares Reinvested	—	62,319
Shares Redeemed	(755,929)	(576,648)
Net increase (decrease) in shares of beneficial interest outstanding	(454,147)	8,061

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Six Months		Year	Year	Year	Year	Period
	Ended		Ended	Ended	Ended	Ended	Ended
	October 31, 2015		April 30, 2015	April 30, 2014	April 30, 2013	April 30, 2012	April 30, 2011*
	(Unaudited)

Net Asset Value, Beginning of Period	$11.76		$11.70	$11.53	$10.79	$12.60	$10.00

From Operations:
Net investment income (loss) (a)	(0.07)		(0.11)	(0.10)	(0.04)	(0.06)	0.06
Net gain (loss) from securities (both realized and unrealized)	(0.37)		0.26	0.94	0.78	(1.13)	2.88
Total from operations	(0.44)		0.15	0.84	0.74	(1.19)	2.94

Distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.11)
Net realized gains	—		(0.09)	(0.67)	—	(0.62)	(0.23)
Total distributions	—		(0.09)	(0.67)	—	(0.62)	(0.34)

Net Asset Value, End of Period	$11.32		$11.76	$11.70	$11.53	$10.79	$12.60

Total Return (b)	(3.74	)% (f)	1.23%	7.36%	6.86%	(9.09)%	29.56	% (f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$92,239		$101,217	$100,573	$98,565	$94,569	$108,068
Ratio of expenses to average net assets (d)	1.45	% (c)	1.48%	1.45%	1.54%	1.49%	1.48	% (c)
Ratio of net investment income (loss) to average net assets (d)(e)	(1.23	)% (c)	(0.93)%	(0.83)%	(0.37)%	(0.56)%	0.56	% (c)
Portfolio turnover rate	22	% (f)	14%	149%	188%	207%	85	% (f)

*	The Fund commenced operations on June 25, 2010.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include expenses of underlying investment companies in which the Fund invests.

(e)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(f)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2015

1.	ORGANIZATION

The Chadwick & D’Amato Fund (the “Fund”), is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The primary investment objective of the Fund is capital appreciation with a secondary objective of capital preservation. The Fund commenced operations on June 25, 2010.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as- needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 30, 2015 for the Fund’s investments measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$27,235,640	$—	$—	$27,235,640
Mutual Funds	30,120,949	—	—	30,120,949
Options Purchased	—	1,255,000	—	1,255,000
Short-Term Investments	8,544,258	—	—	8,544,258
Total	$65,900,847	$1,255,000	$—	$67,155,847

The Fund did not hold any Level 3 securities during the year.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Exchange Traded Funds (“ETFs”) – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

Offsetting of Financial Assets and Derivative Assets

The following table presents the Fund’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2015.

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross Amounts	Net Amounts
		Offset in the	Presented in the
	Gross Amounts of	Statement of	Statement of
	Recognized	Assets &	Assets &	Financial	Collateral
Description	Assets	Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Options contracts	$1,255,000	$—	$1,255,000	$—	$—	$1,255,000
Total	$1,255,000	$—	$1,255,000	$—	$—	$1,255,000

As of October 31, 2015, the change in unrealized appreciation and amount of realized loss on option contracts subject to equity price risk amounted to $51,876 and $(2,822,215), respectively. The value of the derivative instruments of $1,255,000 can be found on the Statement of Assets and Liabilities included in Unaffiliated Investments in Securities at Value. The notional value of the derivative instruments outstanding as of October 31, 2015 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2012 to 2015, or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from net investment income and capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Chadwick & D’Amato, LLC serves as the Fund’s investment adviser (the “Adviser”).

Advisory Fees – Pursuant to an Advisory Agreement between the Trust and the Adviser with respect to the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended October 31, 2015, the Adviser earned advisory fees of $458,951.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board of Trustees of the Trust has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities. The Fund is currently paying 0.23% per year of its average daily net assets. For the six months ended October 31, 2015, the Fund incurred distribution fees of $110,146.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short- term investments, for the six months ended October 31, 2015 amounted to $15,000,000 and $27,958,205, respectively.

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended April 30, 2015 and April 30, 2014 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2015	April 30, 2014
Ordinary Income	$—	$—
Long-Term Capital Gain	750,321	5,647,436
Return of Capital	—	—
	$750,321	$5,647,436

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$—	$—	$(5,064,681)	$21,302,651	$16,237,970

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to mark-to-market on open Section 1256 contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $425,556.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $4,639,125.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, resulted in reclassification for the year ended April 30, 2015 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(881,892)	$881,892	$—

6.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the Fund at October 31, 2015 are noted in the Fund’s Portfolio of Investments. Transactions during the year with companies which are affiliates are as follows:

		Value - Beginning of			Unrealized	Dividends Credited
CUSIP	Description	Period	Purchases	Sales Proceeds	Depreciation	to Income	Value -End of Period
74347X823	ProShares UltraPro Dow30	$8,149,580	$—	$—	$(327,700)	$—	$7,821,880

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”. The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV

Chadwick & D’Amato Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2015

practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Funds’ financial statements and related disclosures.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Chadwick & D’Amato Fund
DISCLOSURE OF FUND EXPENSES (Unaudited)
October 31, 2015

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning
	Account	Ending Account	Expenses Paid During
	Value	Value	the Period*
	(5/1/15)	(10/31/15)	(5/1/15 to 10/31/15)
Actual	$1,000.00	$962.60	$7.15
Hypothetical
(5% return before expenses)	$1,000.00	$1,017.85	$7.35

*	Expenses Paid During Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 1.45% multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Fund voted proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-877-610-1671 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-610-1671.

Investment Adviser
Chadwick & D’Amato, LLC
224 Main Street
New London, NH 03257

Administrator
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 1/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President/Principal Executive Officer

Date 1/8/16

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer/Principal Financial Officer

Date 1/8/16